Other reserves (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Information on Other Reserves

(€‘000 )	Share based payment reserve	Convertible loan	Translation	Total
Balance as of January 1st 2015	3,362	16,631	(10)	19,983

Vested share-based payments	736			736
Currency Translation differences subsidiaries			485	485
Balance as of December 31, 2015	4,098	16,631	475	21,205

Vested share-based payments	2,847			2,847
Currency Translation differences subsidiaries			277	277
Balance as of December 31, 2016	6,946	16,631	752	24,329

Vested share-based payments	(239)			(239)
Currency Translation differences subsidiaries			(769)	(769)
Balance as of December 31, 2017	6,707	16,631	(16)	23,322